FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2015
FAIR VALUE OF ASSETS AND LIABILITIES [Abstract]
FAIR VALUE OF ASSETS AND LIABILITIES
4.	FAIR VALUE OF ASSETS AND LIABILITIES

For a description of the fair value hierarchy and the Company's fair value methodologies, see “Note 2 – Summary of Significant Accounting Policies.” The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2013, 2014, and 2015.

Financial Instruments Recorded at Fair Value

The following tables present the fair value hierarchy for assets and liabilities measured at fair value:

December 31, 2015	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets
Cash and cash equivalents	130,641	-	-	130,641
Loans at fair value	-	-	34,164	34,164
Total Assets	130,641	-	34,164	164,805
Liabilities
Payable to the Fund at fair value	-	-	39,049	39,049
Total Liabilities	-	-	39,049	39,049

December 31, 2014	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets
Cash and cash equivalents	222	-	-	222
Total Assets	222	-	-	222

As the Company's loans and related payable to the Fund do not trade in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of these assets and liabilities. Financial instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. At December 31, 2015, the discounted cash flow methodology is used to estimate the fair value of loans. As of December 31, 2015, due to the adoption of ASU 2014-13 (see Note 2), the payable to the Fund of the consolidated trust were measured on the basis of the fair value of the loans of the consolidated trust as the loans were determined to be more observable.

As of December 31, 2015, the significant unobservable inputs used in the fair value measurement of the loans of the consolidated trust include the discount rate applied in the valuation models, default and recovery rates applied in the valuation models, and early prepayment rates. These inputs in isolation can cause significant increases or decreases in fair value. Specifically, when a discounted cash flow model is used to determine fair value, the significant input used in the valuation model is the discount rate applied to present value the projected cash flows. Increases in the discount rate can significantly lower the fair value of loans; conversely a decrease in the discount rate can significantly increase the fair value of loans. The discount rate is determined based on the market rates.

Significant Unobservable Inputs

Financial Instrument	Unobservable Input	December 31, 2015
		Range of Inputs
		Weighted- Average
Loans and payable to the Fund	Discount rates	12.0%
	Net cumulative expected loss rates (1)	7.9%
	Cumulative prepayment rates (2)	7.4%

(1) Expressed as a percentage of the loan volume.

(2) Expressed as a percentage of remaining principle of loans.

The following table presents additional information about Level 3 loans, payable to the Fund measured at fair value on a recurring basis for the years ended December 31, 2015 and 2014.

	Loans	Payable to fund
Balance at December 31, 2014	-	-
Purchases of loans	39,383	-
Initial contribution	-	39,792
Principal payments	(1,659)	-
Interest and penalties received	-	719
Deductibles expenses associated with Trust operating	-	(114)
Change in fair value of loans	(2,505)	(142)
Exchange difference	(1,055)	(1,206)
Balance at December 31, 2015	34,164	39,049

Financial Instruments Not Recorded at Fair Value

Financial instruments, including restricted cash, accounts receivable, accounts payable, short-term investments and amounts due from/to related parties are not recorded at fair value. The carrying values of restricted cash, accounts receivable, accounts payable, short-term investments and amounts due from/to related parties are approximate their fair value reported in the consolidated balance sheets due to the short term nature of these assets and liabilities.